Accounts Payable, Accrued Expenses and Other	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Expenses and Other
G.	ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER

Accounts payable, accrued expenses and other include the following:

At December 31,	2012	2011
Truck, Parts and Other:
Accounts payable	$838.0	$1,098.9
Product support reserves	360.3	310.4
Accrued expenses	261.7	209.9
Accrued capital expenditures	241.1	245.5
Salaries and wages	210.3	197.4
Other	256.9	315.3

	$2,168.3	$2,377.4